Distribution Date:	10/13/21	CFCRE 2016-C7 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Anthony Orso		aorso@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street,6th Floor | New York, NY 10022
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
		Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	24	Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
			, | ,
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12532BAA5	1.971300%	20,266,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532BAC1	3.585300%	184,000,000.00	179,614,478.05	2,005,378.86	536,643.16	0.00	0.00	2,542,022.02	177,609,099.19	29.91%	30.00%
A-SB	12532BAB3	3.643600%	28,337,000.00	28,337,000.00	0.00	86,040.58	0.00	0.00	86,040.58	28,337,000.00	29.91%	30.00%
A-3	12532BAD9	3.838500%	224,436,000.00	224,436,000.00	0.00	717,914.66	0.00	0.00	717,914.66	224,436,000.00	29.91%	30.00%
A-M	12532BAE7	4.161500%	42,439,000.00	42,439,000.00	0.00	147,174.92	0.00	0.00	147,174.92	42,439,000.00	23.00%	23.50%
B	12532BAF4	4.327105%	35,095,000.00	35,095,000.00	0.00	126,549.80	0.00	0.00	126,549.80	35,095,000.00	17.29%	18.13%
C	12532BAG2	4.407505%	32,645,000.00	32,645,000.00	0.00	119,902.51	0.00	0.00	119,902.51	32,645,000.00	11.97%	13.13%
D	12532BAL1	4.407505%	35,094,000.00	35,094,000.00	0.00	128,897.49	0.00	0.00	128,897.49	35,094,000.00	6.26%	7.75%
E	12532BAN7	3.456000%	16,323,000.00	16,323,000.00	0.00	47,010.24	0.00	0.00	47,010.24	16,323,000.00	3.60%	5.25%
F	12532BAQ0	3.456000%	7,346,000.00	7,346,000.00	0.00	21,156.48	0.00	0.00	21,156.48	7,346,000.00	2.40%	4.13%
G*	12532BAS6	3.456000%	26,932,725.00	14,752,931.26	0.00	32,812.61	0.00	0.00	32,812.61	14,752,931.26	0.00%	0.00%
V	12532BBC0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532BBE6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			652,913,725.02	616,082,409.31	2,005,378.86	1,964,102.45	0.00	0.00	3,969,481.31	614,077,030.45

Notional Certificates
X-A	12532BAH0	0.686958%	457,039,000.00	432,387,478.05	0.00	247,526.70	0.00	0.00	247,526.70	430,382,099.19
X-B	12532BAJ6	0.171046%	77,534,000.00	77,534,000.00	0.00	11,051.55	0.00	0.00	11,051.55	77,534,000.00
X-E	12532BAW7	0.951505%	16,323,000.00	16,323,000.00	0.00	12,942.85	0.00	0.00	12,942.85	16,323,000.00
X-F	12532BAY3	0.951505%	7,346,000.00	7,346,000.00	0.00	5,824.80	0.00	0.00	5,824.80	7,346,000.00
X-G	12532BBA4	0.951505%	26,932,725.00	14,752,931.26	0.00	11,697.91	0.00	0.00	11,697.91	14,752,931.26
Notional SubTotal			585,174,725.00	548,343,409.31	0.00	289,043.81	0.00	0.00	289,043.81	546,338,030.45

Deal Distribution Total					2,005,378.86	2,253,146.26	0.00	0.00	4,258,525.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532BAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532BAC1	976.16564158	10.89879815	2.91653891	0.00000000	0.00000000	0.00000000	0.00000000	13.81533707	965.26684342
A-SB	12532BAB3	1,000.00000000	0.00000000	3.03633342	0.00000000	0.00000000	0.00000000	0.00000000	3.03633342	1,000.00000000
A-3	12532BAD9	1,000.00000000	0.00000000	3.19875002	0.00000000	0.00000000	0.00000000	0.00000000	3.19875002	1,000.00000000
A-M	12532BAE7	1,000.00000000	0.00000000	3.46791677	0.00000000	0.00000000	0.00000000	0.00000000	3.46791677	1,000.00000000
B	12532BAF4	1,000.00000000	0.00000000	3.60592107	0.00000000	0.00000000	0.00000000	0.00000000	3.60592107	1,000.00000000
C	12532BAG2	1,000.00000000	0.00000000	3.67292112	0.00000000	0.00000000	0.00000000	0.00000000	3.67292112	1,000.00000000
D	12532BAL1	1,000.00000000	0.00000000	3.67292101	0.00000000	0.00000000	0.00000000	0.00000000	3.67292101	1,000.00000000
E	12532BAN7	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
F	12532BAQ0	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
G	12532BAS6	547.76972104	0.00000000	1.21831749	0.35925923	21.48625213	0.00000000	0.00000000	1.21831749	547.76972104
V	12532BBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532BBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532BAH0	946.06254182	0.00000000	0.54158770	0.00000000	0.00000000	0.00000000	0.00000000	0.54158770	941.67477872
X-B	12532BAJ6	1,000.00000000	0.00000000	0.14253811	0.00000000	0.00000000	0.00000000	0.00000000	0.14253811	1,000.00000000
X-E	12532BAW7	1,000.00000000	0.00000000	0.79292103	0.00000000	0.00000000	0.00000000	0.00000000	0.79292103	1,000.00000000
X-F	12532BAY3	1,000.00000000	0.00000000	0.79292132	0.00000000	0.00000000	0.00000000	0.00000000	0.79292132	1,000.00000000
X-G	12532BBA4	547.76972104	0.00000000	0.43433815	0.00000000	0.00000000	0.00000000	0.00000000	0.43433815	547.76972104

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	536,643.16	0.00	536,643.16	0.00	0.00	0.00	536,643.16	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	86,040.58	0.00	86,040.58	0.00	0.00	0.00	86,040.58	0.00
A-3	09/01/21 - 09/30/21	30	0.00	717,914.66	0.00	717,914.66	0.00	0.00	0.00	717,914.66	0.00
X-A	09/01/21 - 09/30/21	30	0.00	247,526.70	0.00	247,526.70	0.00	0.00	0.00	247,526.70	0.00
X-B	09/01/21 - 09/30/21	30	0.00	11,051.55	0.00	11,051.55	0.00	0.00	0.00	11,051.55	0.00
X-E	09/01/21 - 09/30/21	30	0.00	12,942.85	0.00	12,942.85	0.00	0.00	0.00	12,942.85	0.00
X-F	09/01/21 - 09/30/21	30	0.00	5,824.80	0.00	5,824.80	0.00	0.00	0.00	5,824.80	0.00
X-G	09/01/21 - 09/30/21	30	0.00	11,697.91	0.00	11,697.91	0.00	0.00	0.00	11,697.91	0.00
A-M	09/01/21 - 09/30/21	30	0.00	147,174.92	0.00	147,174.92	0.00	0.00	0.00	147,174.92	0.00
B	09/01/21 - 09/30/21	30	0.00	126,549.80	0.00	126,549.80	0.00	0.00	0.00	126,549.80	0.00
C	09/01/21 - 09/30/21	30	0.00	119,902.51	0.00	119,902.51	0.00	0.00	0.00	119,902.51	0.00
D	09/01/21 - 09/30/21	30	0.00	128,897.49	0.00	128,897.49	0.00	0.00	0.00	128,897.49	0.00
E	09/01/21 - 09/30/21	30	0.00	47,010.24	0.00	47,010.24	0.00	0.00	0.00	47,010.24	0.00
F	09/01/21 - 09/30/21	30	0.00	21,156.48	0.00	21,156.48	0.00	0.00	0.00	21,156.48	0.00
G	09/01/21 - 09/30/21	30	569,007.49	42,488.44	0.00	42,488.44	9,675.83	0.00	0.00	32,812.61	578,683.32
Totals			569,007.49	2,262,822.09	0.00	2,262,822.09	9,675.83	0.00	0.00	2,253,146.26	578,683.32

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	4,258,525.12
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,278,332.22	Master Servicing Fee	8,884.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,718.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	256.70
ARD Interest	0.00	Operating Advisor Fee	1,455.46
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,278,332.22	Total Fees	15,510.13

Principal		Expenses/Reimbursements
Scheduled Principal	405,453.77	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	1,599,925.09	Special Servicing Fees (Monthly)	9,675.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,005,378.86	Total Expenses/Reimbursements	9,675.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,253,146.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,005,378.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,258,525.12
Total Funds Collected	4,283,711.08	Total Funds Distributed	4,283,711.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	616,082,409.31	616,082,409.31	Beginning Certificate Balance	616,082,409.31
(-) Scheduled Principal Collections	405,453.77	405,453.77	(-) Principal Distributions	2,005,378.86
(-) Unscheduled Principal Collections	1,599,925.09	1,599,925.09	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	614,077,030.45	614,077,030.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	616,759,744.61	616,759,744.61	Ending Certificate Balance	614,077,030.45
Ending Actual Collateral Balance	614,797,755.86	614,797,755.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP
	9,999,999 or less	15	68,207,218.02	11.11%	61	4.6345	2.014139	1.39 or less	11	219,547,401.66	35.75%	61	4.9422	0.361322
10,000,000 to 19,999,999		9	136,446,162.37	22.22%	61	4.4915	1.503788	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999		5	111,808,446.97	18.21%	61	4.6185	1.649948	1.45 to 1.54	4	81,321,213.20	13.24%	62	4.5822	1.465067
30,000,000 to 39,999,999		4	129,175,842.85	21.04%	62	4.4546	1.399563	1.55 to 1.99	10	119,087,611.98	19.39%	61	4.1364	1.726549
	40,000,000 or greater	3	158,473,268.11	25.81%	61	4.1123	1.167121	2.00 to 2.49	6	137,264,711.48	22.35%	61	4.1834	2.251380
	Totals	37	614,077,030.45	100.00%	61	4.4329	1.477893	2.50 or greater	5	46,890,000.00	7.64%	61	3.1553	3.831872
								Totals	37	614,077,030.45	100.00%	61	4.4329	1.477893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP	Washington	1	50,000,000.00	8.14%	61	3.6739	2.490000
Arkansas	1	8,508,268.52	1.39%	62	4.8835	1.830000	Wyoming	2	3,765,540.85	0.61%	62	5.3510	1.590000
California	5	69,435,628.95	11.31%	60	4.2340	1.432979	Totals	60	614,077,030.45	100.00%	61	4.4329	1.477893
Florida	2	6,763,017.26	1.10%	61	4.8245	1.894305
									Property Type³
Georgia	2	18,707,006.22	3.05%	62	5.4138	1.352677
Hawaii	1	56,625,000.00	9.22%	61	4.1995	(0.260000)		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	25,230,650.26	4.11%	61	4.3358	2.223093		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	3,713,844.70	0.60%	62	5.6890	1.280000	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP
Kentucky	3	10,134,386.70	1.65%	62	4.9946	1.748820	Industrial	7	54,039,426.57	8.80%	62	5.1717	0.872150
Louisiana	1	3,294,378.00	0.54%	62	4.5930	2.020000	Lodging	4	119,878,923.70	19.52%	60	4.6539	(0.083622)
Maryland	1	13,200,000.00	2.15%	62	5.0560	(1.060000)	Mixed Use	5	66,537,945.09	10.84%	61	4.4995	1.481965
Massachusetts	1	6,571,031.39	1.07%	62	5.3630	1.260000	Mobile Home Park	1	4,681,294.56	0.76%	62	5.3359	1.250000
Michigan	3	6,234,274.55	1.02%	62	4.7907	2.317819	Multi-Family	5	72,491,054.87	11.80%	62	4.7955	1.401590
Minnesota	2	6,815,064.00	1.11%	62	4.5930	2.020000	Office	4	62,935,000.00	10.25%	61	3.9180	2.282580
Missouri	4	13,557,953.00	2.21%	62	4.5930	2.020000	Retail	33	223,547,293.53	36.40%	61	4.0998	2.263364
Nebraska	1	3,300,349.00	0.54%	62	4.5930	2.020000	Totals	60	614,077,030.45	100.00%	61	4.4329	1.477893
New Jersey	1	51,848,268.11	8.44%	62	4.4398	1.450000
New York	2	64,219,867.85	10.46%	61	4.6317	0.725923
North Carolina	1	20,598,426.90	3.35%	59	4.6400	0.300000
Ohio	5	29,552,376.66	4.81%	62	5.3882	1.342073
Pennsylvania	2	22,090,273.81	3.60%	62	4.9490	1.439677
South Dakota	2	6,408,518.00	1.04%	62	4.5930	2.020000
Tennessee	6	19,938,150.00	3.25%	62	4.5930	2.020000
Texas	5	43,098,663.59	7.02%	61	4.4251	1.563806
Virginia	1	40,500,000.00	6.60%	61	2.9882	4.000000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP
	3.7499% or less	6	131,500,000.00	21.41%	61	3.4356	2.739924	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	7	137,501,075.26	22.39%	61	4.1428	1.018883	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	6	140,151,406.49	22.82%	62	4.5404	1.577430	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	9	113,465,666.05	18.48%	62	5.0017	0.628508	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	6	76,759,001.88	12.50%	61	5.4699	1.225780	49 months or greater	36	604,110,938.32	98.38%	61	4.4238	1.477858
	5.7500% or greater	2	4,733,788.64	0.77%	62	5.7700	1.248504	Totals	37	614,077,030.45	100.00%	61	4.4329	1.477893
	Totals	37	614,077,030.45	100.00%	61	4.4329	1.477893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP
	112 months or less	36	604,110,938.32	98.38%	61	4.4238	1.477858	Interest Only	16	329,720,975.00	53.69%	61	3.9964	1.872022
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	4	47,615,380.66	7.75%	59	4.9237	0.732425
	Totals	37	614,077,030.45	100.00%	61	4.4329	1.477893	300 months to 359 months	16	226,774,582.66	36.93%	62	4.9403	1.061277
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	614,077,030.45	100.00%	61	4.4329	1.477893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	9,966,092.13	1.62%	62	4.9850	NAP				None
Underwriter's Information		5	119,189,919.81	19.41%	62	4.9890	1.675378
	12 months or less	30	481,155,477.66	78.35%	61	4.2765	1.428052
	13 months to 24 months	1	3,765,540.85	0.61%	62	5.3510	1.590000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	614,077,030.45	100.00%	61	4.4329	1.477893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312004	LO	Honolulu	HI	Actual/360	4.199%	198,163.91	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	10/01/21
2	30312011	MF	Jersey City	NJ	Actual/360	4.440%	192,140.71	83,741.69	0.00	N/A	12/06/26	--	51,932,009.80	51,848,268.11	10/06/21
3	30311997	OF	Kirkland	WA	Actual/360	3.674%	153,079.17	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	10/06/21
04A2B	30312005	RT	Fresno	CA	Actual/360	3.587%	107,610.00	0.00	0.00	N/A	11/01/26	--	36,000,000.00	36,000,000.00	10/01/21
04A2D	30312006				Actual/360	3.587%	14,945.83	0.00	0.00	N/A	11/01/26	--	5,000,000.00	5,000,000.00	10/01/21
05A2	30312007	RT	Woodbridge	VA	Actual/360	2.988%	49,803.55	0.00	0.00	N/A	11/01/26	--	20,000,000.00	20,000,000.00	10/01/21
05A3	30312008				Actual/360	2.988%	31,749.76	0.00	0.00	N/A	11/01/26	--	12,750,000.00	12,750,000.00	10/01/21
05A8	30312009				Actual/360	2.988%	19,298.88	0.00	0.00	N/A	11/01/26	--	7,750,000.00	7,750,000.00	10/01/21
06A2	30297936	MU	New York	NY	Actual/360	4.127%	51,581.25	0.00	0.00	N/A	11/06/26	--	15,000,000.00	15,000,000.00	10/06/21
06A4	30297938				Actual/360	4.127%	65,336.25	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	10/06/21
7	30312012	RT	Various	Various	Actual/360	4.593%	125,802.42	0.00	0.00	12/01/26	12/01/31	--	32,868,038.00	32,868,038.00	10/01/21
8	30312013	IN	Various	Various	Actual/360	5.363%	132,674.97	45,577.48	0.00	N/A	12/06/26	--	29,686,735.53	29,641,158.05	10/06/21
9	30311998	LO	New York	NY	Actual/360	5.200%	131,122.20	39,102.17	0.00	N/A	12/06/26	--	30,258,970.02	30,219,867.85	03/06/20
10	30312014	RT	Various	Various	Actual/360	4.593%	115,161.58	0.00	0.00	12/01/26	12/01/31	--	30,087,937.00	30,087,937.00	10/01/21
11	30312015	RT	Richardson	TX	Actual/360	4.045%	70,672.24	39,730.81	0.00	N/A	11/01/26	--	20,965,806.07	20,926,075.26	10/01/21
12	30312016	LO	Charlotte	NC	Actual/360	4.640%	79,786.82	36,096.65	0.00	N/A	09/01/26	--	20,634,523.55	20,598,426.90	10/01/21
13	30312017	MF	Various	Various	Actual/360	5.689%	98,006.75	30,107.73	0.00	N/A	12/06/26	--	20,672,894.49	20,642,786.76	10/06/21
14	30312018	RT	Chicago	IL	Actual/360	4.155%	65,787.50	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	10/06/21
15	30297981	MU	Bethlehem	PA	Actual/360	4.810%	66,381.45	22,914.45	0.00	N/A	12/06/26	--	16,560,859.54	16,537,945.09	10/06/21
16	30312019	MU	Venice	CA	Actual/360	4.971%	66,280.00	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	09/06/21
17	30297980	RT	Lubbock	TX	Actual/360	4.974%	52,007.82	24,532.37	0.00	N/A	12/06/26	--	12,547,120.70	12,522,588.33	10/06/21
18	30312010	LO	Los Angeles	CA	Actual/360	5.419%	56,246.28	19,720.57	0.00	N/A	05/06/26	--	12,455,349.52	12,435,628.95	10/06/21
19	30312020	IN	Rockville	MD	Actual/360	5.056%	55,616.00	0.00	0.00	N/A	12/06/26	--	13,200,000.00	13,200,000.00	04/06/21
20	30312021	IN	Spring Valley	CA	Actual/360	4.985%	41,460.10	14,274.05	0.00	N/A	12/01/26	--	9,980,366.18	9,966,092.13	10/01/21
21	30297969	IN	Jonesboro	AR	Actual/360	4.883%	34,672.47	11,638.67	0.00	N/A	12/06/26	--	8,519,907.19	8,508,268.52	10/06/21
23	30311999	OF	Cleveland	OH	Actual/360	4.840%	28,169.92	0.00	0.00	N/A	11/06/26	--	6,985,000.00	6,985,000.00	10/06/21
25	30312023	RT	Brunswick	GA	Actual/360	5.533%	25,825.09	8,366.58	0.00	N/A	12/06/26	--	5,600,959.29	5,592,592.71	10/06/21
26	30312001	OF	Various	TX	Actual/360	4.887%	24,231.38	0.00	0.00	N/A	11/06/26	--	5,950,000.00	5,950,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30297972	MH	Buckeye Lake	OH	Actual/360	5.336%	20,845.79	6,752.25	0.00	N/A	12/06/26	--	4,688,046.81	4,681,294.56	10/06/21
29	30312024	RT	Rock Springs	WY	Actual/360	5.351%	16,817.04	5,801.24	0.00	N/A	12/06/26	--	3,771,342.09	3,765,540.85	10/06/21
30	30312025	RT	Austin	TX	Actual/360	3.974%	12,253.17	0.00	0.00	N/A	11/01/26	--	3,700,000.00	3,700,000.00	10/01/21
31	30312026	RT	Brooksville	FL	Actual/360	5.035%	14,882.85	5,058.77	0.00	N/A	11/06/26	--	3,547,055.03	3,541,996.26	10/06/21
32	30312027	RT	Oswego	IL	Actual/360	4.075%	11,036.46	0.00	0.00	N/A	11/01/26	--	3,250,000.00	3,250,000.00	10/01/21
33	30297984	RT	Collinsville	IL	Actual/360	5.773%	14,360.04	4,287.94	0.00	N/A	12/06/26	--	2,984,938.20	2,980,650.26	10/06/20
34	30312028	IN	Holland	MI	Actual/360	4.544%	10,186.13	0.00	0.00	N/A	12/06/26	--	2,690,000.00	2,690,000.00	10/06/21
35	30312003	RT	Adrian	MI	Actual/360	4.465%	7,679.66	5,224.99	0.00	N/A	11/06/26	--	2,063,961.47	2,058,736.48	10/06/21
36	30312029	RT	New Philadelphia	OH	Actual/360	5.765%	8,434.50	2,525.36	0.00	N/A	12/06/26	--	1,755,663.74	1,753,138.38	10/06/21
37	30312030	RT	Show Low	AZ	Actual/360	6.167%	8,222.28	1,599,925.09	0.00	N/A	12/06/21	--	1,599,925.09	0.00	10/05/21
Totals							2,278,332.22	2,005,378.86	0.00				616,082,409.31	614,077,030.45
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(9,944,765.15)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,832,179.74	9,701,819.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	40,952.46	0.00
3	7,199,353.00	6,924,182.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2B	22,081,820.36	22,156,840.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2D	22,081,820.36	22,156,840.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A2	36,932,274.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	36,932,274.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A8	36,932,274.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	14,749,089.10	15,830,754.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A4	14,749,089.10	15,830,754.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,080,640.00	3,079,680.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,121,264.00	3,121,264.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(914,394.07)	(671,308.25)	01/01/21	06/30/21	09/08/20	0.00	0.00	169,057.63	3,218,277.20	347,358.28	0.00
10	2,819,520.00	2,820,480.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,037,460.87	2,359,073.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	401,103.53	617,986.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,481,932.26	2,306,647.71	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,914,759.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,663,690.01	1,657,935.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	10,778,623.06	2,473,604.60	01/01/21	03/31/21	--	0.00	0.00	66,213.33	66,213.33	0.00	0.00
17	2,846,083.98	2,358,887.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,268,598.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(1,106,111.12)	(163,741.49)	01/01/21	03/31/21	--	0.00	0.00	55,189.53	338,922.12	68,385.66	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,095,972.68	2,126,224.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	818,967.00	545,050.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	543,542.91	700,405.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	579,030.00	1,173,332.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	609,139.32	854,606.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,029,673.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	367,257.93	392,677.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	485,448.96	481,553.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	382,099.50	341,831.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	674,212.84	531,428.78	01/01/21	07/31/21	02/08/21	0.00	0.00	18,601.29	204,988.39	44,206.20	0.00
34	417,607.00	421,880.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	336,824.96	336,735.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	422,913.44	451,408.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	170,268.93	174,036.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	232,871,539.02	121,092,870.62				0.00	0.00	309,061.79	3,828,401.04	500,902.60	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
37	30312030	1,599,925.09	Payoff Prior to Maturity	0.00	0.00
Totals		1,599,925.09		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	3	46,400,518.11	1	2,980,650.26	0	0.00	0	0.00	0	0.00	1	1,599,925.09	4.432904%	4.402717%	61
09/13/21	0	0.00	0	0.00	3	46,443,908.22	1	2,984,938.20	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.437716%	4.407505%	62
08/12/21	0	0.00	0	0.00	3	46,482,275.25	1	2,988,728.63	0	0.00	0	0.00	0	0.00	0	0.00	4.437994%	4.407782%	63
07/12/21	0	0.00	1	13,200,000.00	2	33,320,469.39	1	2,992,500.31	0	0.00	0	0.00	0	0.00	0	0.00	4.438270%	4.408057%	64
06/11/21	1	13,200,000.00	0	0.00	2	33,363,336.34	0	0.00	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.438577%	4.408363%	65
05/12/21	0	0.00	0	0.00	2	33,401,165.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.438850%	4.408635%	66
04/12/21	1	16,000,000.00	0	0.00	2	33,443,680.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439154%	4.408937%	67
03/12/21	0	0.00	0	0.00	2	33,481,147.06	0	0.00	2	0.00	0	0.00	0	0.00	2	1,780,512.51	4.439423%	4.409206%	68
02/12/21	1	12,587,330.07	0	0.00	4	44,543,701.31	0	0.00	2	11,010,647.47	0	0.00	0	0.00	0	0.00	4.458829%	4.427630%	69
01/12/21	0	0.00	0	0.00	4	44,602,200.82	0	0.00	2	11,032,082.85	0	0.00	0	0.00	0	0.00	4.459116%	4.427915%	70
12/11/20	0	0.00	1	3,020,747.32	3	41,639,684.43	0	0.00	2	11,053,416.66	0	0.00	0	0.00	0	0.00	4.459401%	4.428198%	71
11/13/20	0	0.00	1	3,024,843.28	3	41,700,131.51	1	6,116,889.30	0	0.00	0	0.00	0	0.00	0	0.00	4.459718%	4.428512%	72
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30311998	03/06/20	18	6	169,057.63	3,218,277.20	355,437.04	30,896,400.24	06/10/20	1
16	30312019	09/06/21	0	A	66,213.33	66,213.33	0.00	16,000,000.00
19	30312020	04/06/21	5	6	55,189.53	338,922.12	68,569.91	13,200,000.00	07/12/21	98
33	30297984	10/06/20	11	6	18,601.29	204,988.39	116,609.78	3,024,843.28	11/01/19	3	02/28/21	12/14/20
Totals					309,061.79	3,828,401.04	540,616.73	63,121,243.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11 - Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13	- TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		33,034,056	33,034,056	0		0
> 60 Months		581,042,975	534,642,456	43,419,868		2,980,650

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	614,077,030	567,676,512	0	0	46,400,518	0
Sep-21	616,082,409	569,638,501	0	0	46,443,908	0
Aug-21	616,451,788	569,969,513	0	0	46,482,275	0
Jul-21	616,819,575	570,299,105	0	13,200,000	33,320,469	0
Jun-21	617,222,403	570,659,066	13,200,000	0	33,363,336	0
May-21	617,586,865	584,185,699	0	0	33,401,165	0
Apr-21	617,986,489	568,542,809	16,000,000	0	33,443,680	0
Mar-21	618,347,655	584,866,508	0	0	33,481,147	0
Feb-21	629,828,459	572,697,428	12,587,330	0	33,533,054	11,010,647
Jan-21	630,207,470	585,605,269	0	0	33,570,118	11,032,083
Dec-20	630,584,838	585,924,406	0	3,020,747	30,586,268	11,053,417
Nov-20	630,999,267	586,274,292	0	3,024,843	35,583,242	6,116,889
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30311998	30,219,867.85	30,896,400.24		--	(765,998.41)	(0.37000)	06/30/21	12/06/26	301
19	30312020	13,200,000.00	13,200,000.00		--	(179,178.99)	(1.06000)	03/31/21	12/06/26	301
33	30297984	2,980,650.26	3,024,843.28		--	462,068.78	1.03000	07/31/21	12/06/26	301
Totals		46,400,518.11	47,121,243.52			(483,108.62)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	30311998	LO	NY	06/10/20	1

10/1/2021: Loan transferred to Special Servicing due to COVID relief request and delinquency. The collateral consists of a 60-key, independent boutique hotel in Midtown Manhattan. The property has experienced continued financial loss resulting from COVID and has essentially been closed since the pandemic began. Given property cash flow deterioration the owner is seeking a loan modification. Counsel engaged; NOD sent and debt accelerated. The Special Servicer will pursue a loan modification.

19	30312020	IN	MD	07/12/21	98

10/1/21 - The subject loan transferred to special servicing on 7/12/2021. The loan is collateralized by a 95,000 sf vacant flex office building in Rockville, MD. The sole tenant, Kirlin Industries, vacated the property. Initial discussions between the

Servicer and Borrower are in progress.

33	30297984	RT	IL	11/01/19	3

10/06/21 – Loan transferred to Special Servicing on 11/1/19 for non-monetary default. Collateral is a 67,807 SF retail center located in Collinsville, IL, ~17 miles NE of St. Louis CBD. Borrower failed to comply with the lockbox activation after a failed DSCR test (1.20x) based on the YE 2018 financials and 1Q19 DSCR test (1.07x) that triggered the springing cash sweeps. Lockbox springs if DSCR is less than 1.25x, and cash sweep triggers if DSCR is less than 1.20x. Borrower had also failed to provide 2 Q and 3Q 2019 financial reporting. Borrower has since submitted the missing financials and cash management accounts have been set up, but a true up payment has not been paid and not all tenants are paying directly into the Lockbox appropriately. There are also outstanding deferred maintenance and incomplete Required Repairs pending from loan origination. Borrower also entered into a lease and subsequent amendment without Lender consent. The

Loan is currently past due for the December 2020 payment. Borrower indicated their intention to bring current but wanted waiver of default interest and fees, which was not approved. The Loan has been accelerated and foreclosure filed. A

Receiver order was signed by the judge, but before it was entered into the docket, the Borrower filed Chapter 11 on 2/28/21. Settlement negotiations are ongoing and a BK plan has not been filed yet.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
06A2	30297936	15,000,000.00	4.12600%	15,000,000.00	4.12600%	8	07/02/20	07/02/20	08/04/20
06A4	30297938	19,000,000.00	4.12600%	19,000,000.00	4.12600%	8	07/02/20	07/02/20	08/04/20
12	30312016	21,107,183.17	4.64000%	21,107,183.17	4.64000%	8	07/13/20	08/01/20	07/16/20
16	30312019	16,000,000.00	4.97100%	16,000,000.00	4.97100%	10	07/23/20	07/21/20	07/31/20
16	30312019	0.00	4.97100%	0.00	4.97100%	8	03/02/21	02/05/21	03/22/21
16	30312019	0.00	4.97100%	0.00	4.97100%	8	07/30/21	07/30/21	08/09/21
Totals		71,107,183.17		71,107,183.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	30312022 09/12/18	7,418,280.88	6,400,000.00	5,336,874.89	884,301.91	5,336,874.89	4,452,572.98	2,965,707.90	0.00	(10,561.47)	2,976,269.37	39.03%
24	30312000 03/12/21	6,080,609.36	0.00	1,477,642.71	1,069,210.88	1,477,642.71	408,431.83	5,672,177.53	0.00	0.00	5,672,177.53	85.52%
27	30312002 03/12/21	4,930,038.11	0.00	2,083,161.77	684,470.49	2,083,161.77	1,398,691.28	3,531,346.84	0.00	0.00	3,531,346.84	65.66%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,428,928.35	6,400,000.00	8,897,679.37	2,637,983.28	8,897,679.37	6,259,696.09	12,169,232.27	0.00	(10,561.47)	12,179,793.74

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	30312022	10/13/20	0.00	0.00	2,976,269.37	0.00	0.00	4,724.50	0.00	0.00	2,976,269.37
		09/14/20	0.00	0.00	2,971,544.87	0.00	0.00	1,442.00	0.00	0.00
		03/12/20	0.00	0.00	2,970,102.87	0.00	0.00	269.95	0.00	0.00
		01/11/19	0.00	0.00	2,969,832.92	0.00	0.00	1,375.00	0.00	0.00
		11/13/18	0.00	0.00	2,968,457.92	0.00	0.00	2,750.02	0.00	0.00
		09/12/18	0.00	0.00	2,965,707.90	0.00	0.00	2,965,707.90	0.00	0.00
24	30312000	03/12/21	0.00	0.00	5,672,177.53	0.00	0.00	5,672,177.53	0.00	0.00	5,672,177.53
27	30312002	03/12/21	0.00	0.00	3,531,346.84	0.00	0.00	3,531,346.84	0.00	0.00	3,531,346.84
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,179,793.74	0.00	0.00	12,179,793.74	0.00	0.00	12,179,793.74

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,303.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	2,750.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	621.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,675.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,675.81

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27